Share-based compensation - Other (Details) - Unit Appreciation Rights - WillowTree $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
share-based compensation
Future exercise period	3 years
Maximum
share-based compensation
Unit appreciation rights, granted, value	$ 120